Schedule of finance cost (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2023 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Bank charges		₨ 78,091	₨ 5,546	₨ 10,436
Foreign exchange loss (net)				11,584
Interest on borrowings recognised at amortised cost		129,888	6,946	18,909
Interest on lease liabilities		35,992	43,871	72,033
Unwinding of other financial liabilities		51,878	44,090	4,290
Others		30,550
Total	$ 3,971	₨ 326,399	₨ 100,453	₨ 117,252